Common Stock Warrants (Details 2) - Common Stock Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding, Beginning balance	50,591,455	39,650,000
Warrants cancelled	(50,000)	(95,000)
Warrants granted	7,050,000	11,051,455
Warrants exercised	(4,000,000)	(15,000)
Warrant outstanding, Ending balancre	53,591,455	50,591,455
Exercisable	47,541,455
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.1443	$ 0.1172
Warrants cancelled weighted average exercise price	(0.25)	(0.75)
Warrants granted weighted average exercise price	0.0784	0.2477
Warrants exercised weighted average exercise price	(0.00001)	(0.75)
Warrants outstanding weighted average exercise price, Ending balance	0.1463	$ 0.1443
Warrants exercisable weighted average exercise price, Ending balance	$ 0.15701